FINANCIAL RISK MANAGEMENT	12 Months Ended
Mar. 31, 2022
FINANCIAL RISK MANAGEMENT

35 FINANCIAL RISK MANAGEMENT

35.1 Market risk factors

The Group’s activities expose it to a variety of market risks: price risk, foreign currency risk, interest rate risk and liquidation risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

The risks are minimized by the financial management policies and practices described below.

35.1.1 Price risk

The Group’s exposure to unlisted equity securities price risk arises from investments held by the Group and classified in the consolidated statement of financial position as at fair value through profit or loss (FVTPL) (note 14). As at 31 March 2021, the Group’s investment in unlisted equity securities was not considered material. As at 31 March 2022, the Group’s investment in unlisted equity securities is predominantly focused on the investment into the BP Fund which in turn in exposed to digital asset price risk.

The Group’s exposure to digital asset price risk arises from digital assets held by the Group on a revaluation basis mostly in BTC (note 18) and USDC (note 19), as well as the investment made to the BP Fund which is exposed to price changes due to the performance of the underlying funds.

The Group has issued private warrants which are subject to price risks driven by the volatility of the Company’s share price and the spot price of the shares at a particular point in time when the warrants are being valued.

35.1.2 Foreign currency risk

The Group operates primarily in USD and HKD, albeit there is an increasing exposure to GBP, SGD and EUR. Given USD and HKD are pegged within a range, the Group had a reduced exposure to foreign currency risk during the year. Given the increasing exposure to other currencies, the Group is formalizing a foreign currency hedging policy in respect of foreign currency transactions, assets and liabilities. The Group monitors its foreign currency exposure closely and will consider hedging significant foreign currency exposure to manage the risk. The material balance sheet items are denominated in USD and as such no sensitivity analysis on the impact of foreign exchange movements has been performed.

35.1.3 Interest rate risk

The Group has minimal interest rate risk because there are no significant borrowings at variable interest rates. The Group currently does not have an interest rate hedging policy. However, the management monitors interest rate exposure and will consider other necessary action when significant interest rate exposure is anticipated. The Group’s cash flow interest rate risk relates primarily to variable-rate bank balances. The exposure to the interest rate risk for variable rate bank balances is insignificant as the bank balances have a short maturity period.

35.1.4 Liquidation risk management

The Group currently takes no proprietary trading positions and is not exposed to deliberate position risk but is exposed to a small amount of market risk via the EQONEX Exchange in managing the liquidation mechanism in place to close clients’ open trading positions in the event that if they breach minimum margin requirements. The Group runs a liquidation risk management desk which is used to take on the positions of liquidating positions in the event of there being insufficient liquidity on the Exchange liquidation platform or main order book to liquidate client positions. Any positions taken on by the liquidation risk management desk are hedged immediately, to minimize the market risk in positions taken on, but some residual exposure exists in the execution of hedges and unwinding positions.

35.2 Credit risk

The Group has exposure to credit risk arising from monies relating to notional credit offered to some EQONEX customers, amounts due from shareholders, related parties and associates as well as trade receivables and deposits with bank. Credit risk is managed on a Group basis.

The amount of the Group’s maximum exposure to credit risk is the amount of the Group’s carrying value of the related financial assets and liabilities as of the end of the reporting period.

35.2.1 Deposits with bank

With respect to the Group’s deposit with bank, the Group limits its exposure to credit risk by placing deposits with financial institution with high credit rating and no recent history of default. Given the high credit ratings of the banks, management does not expect any counterparty to fail to meet its obligations. Management will continue to monitor the position and will take appropriate action if their ratings are changed. As at 31 March 2022 and 31 March 2021, the Group had a concentration of deposits with one bank but does have additional banking relationships to mitigate any concentration risk.

35.2.2 Amounts due from related companies/shareholders/an associate

If the parties are independently rated, these ratings are used. Otherwise, the Group’s risk measurement and monitoring process includes assessment of the credit quality of the parties, taking into account its financial position, past experience and other factors impacting credit quality of the parties.

Other than the credit risks mentioned above, the Group does not have any other significant concentrations of credit risk. The exposures to these credit risks are monitored on an ongoing basis.

35.2.3 On exchange credit

Following the launch of the Exchange, the Group has offered notional on-exchange credit to selected clients. Notional on-exchange credit increases the available trading balance to those selected clients and is termed as notional as there is no physical transfer of assets to the clients. The notional credit offered has restricted use on the Exchange and cannot be withdrawn. Collateral is deposited by the trading counterparties in advance of receiving on-exchange credit and the risk of any loss is mitigated by risk management processes in place such as regular reconciliations and margin calls in advance of the client’s asset portfolio breaching the advanced credit balance. As at 31 March 2022, the total amount of notional credit outstanding to the selected clients was 23,300,000 USDC 164.5 BTC 1,513 ETH, 800 BCH and 6,250 DOT . Against the notional credit advanced the Group held collateral deposited by the clients of 7,075,000 USDC, 53 BTC, 455.5 ETH, 200 BCH and 1250 DOT (2021: $150,000 and 310,000 USDC). Additionally, as of March 31, 2022 and 2021, the clients, that had been allocated on-exchange credit, had balances in excess of the notional credit in their EQONEX trading accounts that is monitored and ensured via a margin call and settlement process.

Other than the credit risks mentioned above, the Group does not have any other significant concentrations of credit risk. The exposures to these credit risks are monitored on an ongoing basis.

35.3 Liquidity risk

35.3.1 Financing arrangement

The Group monitors its cash position on a regular basis and manages cash and cash equivalents to finance the Group’s operations. The Group has been primarily financed via the proceeds from the shareholder investments via the convertible bond, the convertible loan, the Transaction, private placement, warrants exercised and convertible loans from Bifinity.

35.3.2 Maturities of financial liabilities

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Over 5 years	Total
	USD	USD	USD	USD
At 31 March 2022
Other payables and accruals	6,491,477	-	-	6,491,477
Amount due to an associate	900,000	-	-	900,000
Lease liabilities	1,153,762	4,171,642	259,276	5,584,680
Amount due to related parties	7,828	-	-	7,828
Client liabilities	42,071,538	-	-	42,071,538
Convertible loans	-	3,180,000	-	3,180,000
Warrant liability	4,005	-	-	4,005
	50,628,610	7,351,642	259,276	58,239,528

At 31 March 2021
Other payables and accruals	6,250,102	-	-	6,250,102
Amount due to an associate	900,000	-	-	900,000
Lease liabilities	764,103	139,470	-	903,573
Amount due to related parties	203,460	-	-	203,460
Client liabilities	27,021,925	-	-	27,021,925
Amount due to directors	6,785	-	-	6,785
Warrant liability	5,197,201	-	-	5,197,201
	40,343,576	139,470	-	40,483,046

35.4 Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maximize the return to the shareholders through the optimization of the debt and equity balance.

The Group manages its capital structure and adjusts it in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders, issue new shares or other instruments. No changes were made in the objectives, policies or processes for managing capital during the year ended 31 March 2022 and 2021.

The Group has a subsidiary that holds a Type 4 and Type 9 licenses from the Hong Kong Securities and Futures Commission and is subject to minimal capital requirements. Other than this, the Group was not subject to any externally imposed capital requirements during the reporting periods.

35.5 Fair values measurements

35.5.1 Fair value hierarchy

This section explains the judgements and estimates made in determining the fair values of financial instruments in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments and non-financial assets into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

Fair value measurements using:
At 31 March 2022	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Recurring fair value
Financial assets at FVTPL	48,399	-	2,262,599	2,310,998
Warrant liability	-	-	4,005	4,005
Digital assets	1,054,649	-	-	1,054,649
USDC	1,983,767	-	-	1,983,767
	3,086,815	-	2,266,604	5,353,419

Fair value measurements using:
At 31 March 2021	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Recurring fair value
Financial assets at FVTPL	304,053	-	-	304,053
Warrant liability	-	5,197,201	-	5,197,201
Digital assets	348,998	-	-	348,998
USDC	2,034,800	-	-	2,034,800
Non-Recurring fair value measurements
Financial assets at amortized cost (a)	-	-	45,538	45,538
	2,687,851	5,197,201	45,538	7,930,590

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

Note 35.5.1(a): This relates to an amount due from an associate (note 16) which was impaired in the year ended 31 March 2020 under the expected credit loss methodology. During the year ended 31 March 2021, the balance is being settled via a repayment agreement via a 3rd party recorded within other receivables. The balance was fully repaid in April 2021.

35.5.2 Valuation techniques used to determine fair values

Below lists the valuation techniques and key inputs used by the Group to value its Level 3 financial assets. There has been no change in valuation technique during the year ended 31 March 2021.

Investment	Amount as at 31 March 2022 USD	Valuation techniques and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value and sensitivity

Shadow Factory	Nil (2021: Nil)	Review of 12-month financial projections and discussions with management at 31 March 2022 and 2021.	(i): Discount rate; (ii): Revenue growth rate	A slight increase in the discount rate or decrease in revenue growth rate used in isolation would result in a decrease in the fair value
Nynja	Nil (2021: Nil)	Review of 12-month financial projections and discussions with management at 31 March 2022 and 2021.	(i): Discount rate; (ii): Revenue growth rate	A slight increase in the discount rate or decrease in revenue growth rate used in isolation would result in a decrease in the fair value
BP Fund	2,262,599 (2021: Nil)	Based on NAV Report received from the fund administrators, corroborated with no premium/discount made by third party investments	(i): NAV Report from the fund administrators; (ii): Third party investments value premium/discount	A discount or premium placed by third party investors into the BP Fund over the NAV would result in an adjustment in the estimation of fair value
Warrants liability	4,005 (2021: 5,197,201)	Black-Scholes modelling taking into account of: current share price, risk free rates, expected share price volatility based on unobservable inputs, dividend rate, tenure	(i): Historical share price volatility of comparable companies; (ii): Bitcoin volatility	A movement in the volatility of comparable companies and bitcoin in isolation would result in an increase or decrease in the fair value.
Other receivables	Nil (2021: 45,538)	Based on collections	N/A	N/A

35.5.3 Reconciliation of Level 3 fair value measurements

	31 March 2022	31 March 2021
	USD	USD
At 1 April	5,242,739	1,377,421
Additions	2,000,000	16,594,388
Repayments	(45,538)	(760,136)
Fair value remeasurement	(4,930,597)	(11,797,187)
Impairment reversal	-	21,071
Repayment by 3rd party	-	(191,645)
Adjustment for foreign exchange	-	(1,173)
At 31 March	2,266,604	5,242,739

35.5.4 Financial assets and financial liabilities measured at amortized cost

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their Level 3 fair values.

	Notes	At 31 March 2022	At 31 March 2021
		USD	USD
Financial assets
Trade receivables	15.1	71,423	12,604
Other receivables		209,867	259,858
Amounts due from related companies	17.2	43,202	12,296
Amounts due from shareholders	17.4	1	36,963
Total		324,493	321,721

Financial liabilities:
Amount due to an associate	16.2	900,000	900,000
Amounts due to related parties	17.3	7,828	203,460
Amounts due to directors	17.5	-	6,785
Other payables and accruals	27	6,491,477	6,250,102
Convertible loans	30	2,774,692	-
Total		10,173,997	7,360,347